Tax Situation (Details) - Schedule of consolidated theoretical amount is obtained from weighting the profit or loss before income tax and the applicable income tax rate - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Tax Situation (Details) - Schedule of consolidated theoretical amount is obtained from weighting the profit or loss before income tax and the applicable income tax rate [Line Items]
Income Tax	S/ 127,952	S/ 113,000	S/ 53,852
Unrealized gains, Profit/Loss before Income Tax	(47,052)	(22,261)	(3,095)
Unrealized gains, Income Tax	(13,881)	(6,708)	(2,073)
Total, Profit/Loss before Income Tax	(230,708)	(28,637)	(111,212)
Total, Income Tax	S/ (68,537)	S/ (7,879)	S/ (34,133)
Peru [Member]
Tax Situation (Details) - Schedule of consolidated theoretical amount is obtained from weighting the profit or loss before income tax and the applicable income tax rate [Line Items]
Applicable Tax Rates	29.50%	29.50%	29.50%
Profit/Loss before Income Tax	S/ (353,545)	S/ (58,347)	S/ (130,909)
Income Tax	S/ (104,295)	S/ (17,213)	S/ (38,612)
Peru - Red Vial 5 S.A.[Member]
Tax Situation (Details) - Schedule of consolidated theoretical amount is obtained from weighting the profit or loss before income tax and the applicable income tax rate [Line Items]
Applicable Tax Rates	27.00%	27.00%	27.00%
Profit/Loss before Income Tax	S/ 58,381	S/ 40,473	S/ (2,029)
Income Tax	S/ 15,763	S/ 10,928	S/ (548)
Peru - Tren Urbano de Lima S.A. [Member]
Tax Situation (Details) - Schedule of consolidated theoretical amount is obtained from weighting the profit or loss before income tax and the applicable income tax rate [Line Items]
Applicable Tax Rates	30.00%	30.00%	30.00%
Profit/Loss before Income Tax	S/ 101,086	S/ 61,484	S/ 87,521
Income Tax	S/ 30,326	S/ 18,445	S/ 26,256
Peru - Via Expresa Sur S.A. [Member]
Tax Situation (Details) - Schedule of consolidated theoretical amount is obtained from weighting the profit or loss before income tax and the applicable income tax rate [Line Items]
Applicable Tax Rates	30.00%	30.00%	30.00%
Profit/Loss before Income Tax	S/ (118)	S/ (3,804)	S/ (53,697)
Income Tax	S/ (35)	S/ (1,141)	S/ (16,109)
Peru - Unna Energia S.A. [Member]
Tax Situation (Details) - Schedule of consolidated theoretical amount is obtained from weighting the profit or loss before income tax and the applicable income tax rate [Line Items]
Applicable Tax Rates	29.00%	29.00%	29.00%
Profit/Loss before Income Tax	S/ 51,884	S/ 24,699	S/ (1,930)
Income Tax	S/ 14,528	S/ 6,916	S/ (540)
Chile [Member]
Tax Situation (Details) - Schedule of consolidated theoretical amount is obtained from weighting the profit or loss before income tax and the applicable income tax rate [Line Items]
Applicable Tax Rates	27.00%	27.00%	27.00%
Profit/Loss before Income Tax	S/ (43,924)	S/ (71,692)	S/ 5,401
Income Tax	S/ (11,859)	S/ (19,357)	S/ 1,458
Colombia [Member]
Tax Situation (Details) - Schedule of consolidated theoretical amount is obtained from weighting the profit or loss before income tax and the applicable income tax rate [Line Items]
Applicable Tax Rates	35.00%	31.00%	32.00%
Profit/Loss before Income Tax	S/ 2,685	S/ 1,040	S/ (11,178)
Income Tax	S/ 940	S/ 322	S/ (3,577)
Bolivia [Member]
Tax Situation (Details) - Schedule of consolidated theoretical amount is obtained from weighting the profit or loss before income tax and the applicable income tax rate [Line Items]
Applicable Tax Rates	25.00%	25.00%	25.00%
Profit/Loss before Income Tax	S/ (158)	S/ 59	S/ (13)
Income Tax	S/ (40)	S/ 15	S/ (3)
Mexico [Member]
Tax Situation (Details) - Schedule of consolidated theoretical amount is obtained from weighting the profit or loss before income tax and the applicable income tax rate [Line Items]
Applicable Tax Rates	30.00%	30.00%	30.00%
Profit/Loss before Income Tax	S/ 53	S/ (288)	S/ (1,283)
Income Tax	S/ 16	S/ (86)	S/ (385)